Loans and advances to customers - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and advances to customers	£ 441,907	£ 433,124
Later than one year
Disclosure of financial assets [line items]
Loans and advances to customers	£ 383,009	£ 377,462